Investment Objectives and Goals - Polen International Equity ETF	Aug. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen International Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in equity securities located outside the United States.